Quarterly Holdings Report
for
Fidelity® Leveraged Company Stock Fund
October 31, 2021
LSF-NPRT1-1221
1.809078.118
Common Stocks - 98.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.4%
Interactive Media & Services - 7.1%
Alphabet, Inc. Class A (a)	38,800	114,884
Meta Platforms, Inc. Class A (a)	240,300	77,754
Tencent Holdings Ltd. sponsored ADR	313,000	19,027
		211,665
Media - 2.4%
Altice U.S.A., Inc. Class A (a)	1,036,300	16,892
Nexstar Broadcasting Group, Inc. Class A	367,098	55,039
		71,931
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	233,800	26,894
TOTAL COMMUNICATION SERVICES		310,490
CONSUMER DISCRETIONARY - 22.6%
Automobiles - 2.7%
Tesla, Inc. (a)	73,100	81,433
Hotels, Restaurants & Leisure - 10.8%
Airbnb, Inc. Class A	7,700	1,314
Boyd Gaming Corp. (a)	1,482,700	94,567
Caesars Entertainment, Inc. (a)	1,287,780	140,962
Penn National Gaming, Inc. (a)	1,095,170	78,414
Studio City International Holdings Ltd. ADR (a)	695,700	5,730
		320,987
Household Durables - 3.1%
Lennar Corp. Class A	137,000	13,690
PulteGroup, Inc.	235,900	11,342
Tempur Sealy International, Inc.	1,526,200	67,870
		92,902
Internet & Direct Marketing Retail - 1.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	127,400	21,013
Amazon.com, Inc. (a)	4,300	14,501
eBay, Inc.	209,000	16,034
		51,548
Specialty Retail - 3.3%
Bath & Body Works, Inc.	192,600	13,307
Lowe's Companies, Inc.	192,100	44,917
RH (a)	22,900	15,106
Victoria's Secret & Co. (a)	64,200	3,240
Williams-Sonoma, Inc.	114,700	21,303
		97,873
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	134,900	14,749
Tapestry, Inc.	341,500	13,312
		28,061
TOTAL CONSUMER DISCRETIONARY		672,804
CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	285,000	16,655
Food Products - 4.2%
Darling Ingredients, Inc. (a)	586,083	49,536
JBS SA	11,023,700	76,274
		125,810
TOTAL CONSUMER STAPLES		142,465
ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp. (a)	829,200	16,476
Cheniere Energy, Inc.	338,100	34,960
Chesapeake Energy Corp. (b)	377,900	24,087
Denbury, Inc. (a)	285,900	24,204
		99,727
FINANCIALS - 4.4%
Banks - 2.2%
Bank of America Corp.	652,399	31,172
JPMorgan Chase & Co.	199,700	33,927
		65,099
Consumer Finance - 1.3%
OneMain Holdings, Inc.	775,000	40,928
Insurance - 0.9%
Arthur J. Gallagher & Co.	156,900	26,307
TOTAL FINANCIALS		132,334
HEALTH CARE - 12.1%
Biotechnology - 0.6%
Regeneron Pharmaceuticals, Inc. (a)	25,000	15,999
Health Care Providers & Services - 4.4%
HCA Holdings, Inc.	114,900	28,778
Humana, Inc.	90,400	41,870
UnitedHealth Group, Inc.	133,500	61,473
		132,121
Life Sciences Tools & Services - 6.7%
Charles River Laboratories International, Inc. (a)	58,900	26,427
IQVIA Holdings, Inc. (a)	370,100	96,752
Thermo Fisher Scientific, Inc.	119,900	75,905
		199,084
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co.	208,000	12,147
TOTAL HEALTH CARE		359,351
INDUSTRIALS - 4.8%
Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (a)	111,600	9,910
Airlines - 0.3%
Air Canada (a)	441,800	7,921
Building Products - 1.7%
Builders FirstSource, Inc. (a)	416,300	24,258
Carrier Global Corp.	511,800	26,731
		50,989
Electrical Equipment - 0.0%
Array Technologies, Inc.	45,100	963
Machinery - 0.3%
Allison Transmission Holdings, Inc.	223,600	7,459
Marine - 0.0%
Genco Shipping & Trading Ltd.	831	14
Professional Services - 0.7%
ASGN, Inc. (a)	162,500	19,445
Road & Rail - 0.3%
XPO Logistics, Inc. (a)	111,600	9,575
Trading Companies & Distributors - 1.2%
United Rentals, Inc. (a)	93,200	35,333
TOTAL INDUSTRIALS		141,609
INFORMATION TECHNOLOGY - 27.9%
Electronic Equipment & Components - 2.8%
CDW Corp.	138,400	25,832
Zebra Technologies Corp. Class A (a)	107,800	57,560
		83,392
IT Services - 7.5%
EPAM Systems, Inc. (a)	95,900	64,564
Global Payments, Inc.	271,900	38,879
GoDaddy, Inc. (a)	261,600	18,095
MasterCard, Inc. Class A	62,900	21,104
PayPal Holdings, Inc. (a)	261,000	60,706
Visa, Inc. Class A	96,300	20,393
		223,741
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (a)	114,200	13,730
Lam Research Corp.	143,000	80,591
Marvell Technology, Inc.	317,000	21,715
Microchip Technology, Inc.	509,000	37,712
NVIDIA Corp.	100,100	25,593
ON Semiconductor Corp. (a)	723,500	34,779
		214,120
Software - 10.4%
Adobe, Inc. (a)	163,400	106,269
Microsoft Corp.	346,200	114,807
Palo Alto Networks, Inc. (a)	108,300	55,134
SS&C Technologies Holdings, Inc.	438,297	34,831
		311,041
TOTAL INFORMATION TECHNOLOGY		832,294
MATERIALS - 5.3%
Chemicals - 2.0%
CF Industries Holdings, Inc.	504,300	28,644
The Chemours Co. LLC	1,129,328	31,644
		60,288
Containers & Packaging - 2.0%
Berry Global Group, Inc. (a)	407,300	26,694
WestRock Co.	659,700	31,732
		58,426
Metals & Mining - 1.3%
First Quantum Minerals Ltd.	1,634,200	38,689
TOTAL MATERIALS		157,403
UTILITIES - 2.4%
Electric Utilities - 2.4%
NRG Energy, Inc.	805,800	32,143
PG&E Corp. (a)	3,342,402	38,772
		70,915
TOTAL COMMON STOCKS (Cost $1,444,861)		2,919,392

Money Market Funds - 2.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (c)	62,262,453	62,275
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	15,492,876	15,494
TOTAL MONEY MARKET FUNDS (Cost $77,766)		77,769

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,522,627)	2,997,161
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(17,175)
NET ASSETS - 100.0%	2,979,986

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	81,374	125,556	144,655	11	-	-	62,275	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	12,633	76,492	73,631	3	-	-	15,494	0.0%
Total	94,007	202,048	218,286	14	-	-	77,769

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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